Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2017
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule III, Real Estate and Accumulated Depreciation

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition	Gross Amount Carried at Close of Period
Location	Encumbrances		Land	Building and Improvements		Land	Building and Improvements	Total(1)	Accumulated Depreciation	Date Acquired	Depreciable Life (Years)

Detroit, MI	$31,961	(2)	$29,086	$—	$—	$29,086	$—	$29,086	$—	2017	N/A
Dallas, TX	3,736	(2)	1,954	—	—	1,954	—	1,954	—	2017	N/A
Dallas, TX	4,151	(2)	2,751	—	—	2,751	—	2,751	—	2017	N/A
Atlanta, GA	7,577	(2)	4,097	—	—	4,097	—	4,097	—	2017	N/A
Milwaukee, WI	3,633	(2)	4,638	51,323	—	4,638	51,323	55,961	916	2017	40	(3)
Washington, DC	5,190	(2)	1,484	—	—	1,484	—	1,484	—	2017	N/A
Minneapolis, MN	1,452	(2)	716	—	—	716	—	716	—	2017	N/A
Durango, CO	16,604	(2)	1,415	17,080	—	1,415	17,080	18,495	387	2017	35	(3)
Rohnert Park, CA	19,300	(2)	5,869	13,752	—	5,869	13,752	19,621	387	2017	32	(3)
Salt Lake City, UT	55,312	(2)	8,573	40,583	—	8,573	40,583	49,156	847	2017	34	(3)
San Diego, CA	38,084	(2)	5,077	24,096	—	5,077	24,096	29,173	532	2017	33	(3)
Seattle, WA	40,000	(2)	7,813	45,562	—	7,813	45,562	53,375	1,184	2017	30	(3)
Los Angeles, CA	36,920	(4)	68,140	—	—	68,140	—	68,140	—	2017	N/A
Los Angeles, CA	34,080	(4)	72,836	—	—	72,836	—	72,836	—	2017	N/A
Atlanta, GA	—	(5)	6,300	—	—	6,300	—	6,300	—	2017	N/A
Total	$298,000		$220,749	$192,396	$—	$220,749	$192,396	$413,145	$4,253
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(1)	The aggregate cost for Federal income tax purposes was approximately $467.9 million at December 31, 2017.

(2)	Pledged as collateral under the 2017 Secured Financing.

(3)	These properties have land improvements with depreciable lives from 7 to 12 years.

(4)	Pledged as collateral under the 2017 Hollywood Mortgage.

(5)	Pledged as collateral under the 2017 Revolver.

The following table reconciles real estate from April 14, 2017 to December 31, 2017, from January 1, 2017 to April 13, 2017 and for the years ended December 31, 2016 and 2015(1):

	April 14, 2017 to December 31, 2017	January 1, 2017 to April 13, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	The Company	The Predecessor
Beginning balance	$—	$165,699	$161,784	$156,410
Acquisitions	413,145	—	3,915	5,374
Ending balance	$413,145	$165,699	$165,699	$161,784
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(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values.

The following table reconciles accumulated depreciation from April 14, 2017 to December 31, 2017, from January 1, 2017 to April 13, 2017 and for the years ended December 31, 2016 and 2015(1):

	April 14, 2017 to December 31, 2017	January 1, 2017 to April 13, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	The Company	The Predecessor
Beginning balance	$—	$61,221	$58,104	$54,987
Additions	4,253	894	3,117	3,117
Ending balance	$4,253	$62,115	$61,221	$58,104
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(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values.